Income Taxes - Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods (Detail)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Tax Rate			20.00%	20.00%
Foreign Jurisdiction Rate Differential			3.80%	3.40%
Non-deductible interest			1.50%
Withholding Taxes			2.30%	4.60%
Tax Credits			(3.50%)	(7.30%)
Valuation Allowance			5.00%	7.60%
Other			(0.50%)	(1.10%)
Total Tax Rate	13.30%	20.10%	28.60%	27.20%